UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-3950
Van Kampen U.S. Government Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen U.S. Mortgage Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 95.0%
$28,075	Federal Home Loan Mortgage Corp., April (a)	5.000%	TBA	$28,956,723
92,610	Federal Home Loan Mortgage Corp., April (a)	5.500	TBA	96,097,322
13,800	Federal Home Loan Mortgage Corp., April (a)	6.000	TBA	14,427,472
16,741	Federal Home Loan Mortgage Corp.	4.500	05/01/38	17,131,038
110,151	Federal Home Loan Mortgage Corp.	5.000	10/01/18 to 07/01/38	113,841,102
36,021	Federal Home Loan Mortgage Corp.	5.500	01/01/36 to 11/01/37	37,440,324
8,887	Federal Home Loan Mortgage Corp.	6.000	03/01/29 to 09/01/38	9,303,176
25,298	Federal Home Loan Mortgage Corp.	6.500	07/01/14 to 10/01/37	26,716,774
2,872	Federal Home Loan Mortgage Corp.	7.500	01/01/20 to 07/01/33	3,112,240
2,144	Federal Home Loan Mortgage Corp.	8.000	12/01/19 to 05/01/32	2,349,406
2,392	Federal Home Loan Mortgage Corp.	8.500	10/01/10 to 06/01/31	2,602,815
421	Federal Home Loan Mortgage Corp.	10.000	06/01/09 to 08/01/21	471,827
22	Federal Home Loan Mortgage Corp. (FHA/VA)	10.000	09/01/10 to 01/01/19	24,869
0	Federal Home Loan Mortgage Corp.	10.250	11/01/09	423
495	Federal Home Loan Mortgage Corp.	11.000	11/01/09 to 01/01/21	562,176
15,900	Federal National Mortgage Association, April (a)	4.000	TBA	16,168,312

Van Kampen U.S. Mortgage Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$19,725	Federal National Mortgage Association, April (a)	6.000%	TBA	$20,603,374
23,700	Federal National Mortgage Association, May (a)	4.500	TBA	23,762,953
30,114	Federal National Mortgage Association	4.500	05/01/19 to 10/01/19	31,199,755
18,195	Federal National Mortgage Association	5.000	03/01/22 to 07/01/37	18,822,387
14,875	Federal National Mortgage Association (a)	5.000	03/01/39	15,390,969
100,398	Federal National Mortgage Association	5.500	12/01/32 to 08/01/38	104,453,424
35,778	Federal National Mortgage Association	6.000	07/01/12 to 10/01/38	37,429,718
27,247	Federal National Mortgage Association	6.500	11/01/13 to 10/01/36	28,903,250
1,615	Federal National Mortgage Association	7.000	05/01/13 to 07/01/34	1,738,402
4,142	Federal National Mortgage Association	7.500	04/01/15 to 10/01/32	4,478,987
3,574	Federal National Mortgage Association	8.000	12/01/16 to 09/01/32	3,879,641
1,155	Federal National Mortgage Association	8.500	08/01/14 to 06/01/21	1,271,912
144	Federal National Mortgage Association	9.000	05/01/09 to 02/01/21	156,772
551	Federal National Mortgage Association	9.500	05/01/20 to 04/01/30	615,652
192	Federal National Mortgage Association	10.500	06/01/10 to 05/01/21	218,816
35	Federal National Mortgage Association	11.000	05/01/12 to 07/01/19	39,911

Van Kampen U.S. Mortgage Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$25	Federal National Mortgage Association	11.500%	01/01/13 to 07/01/15	$26,835
120	Federal National Mortgage Association	13.000	06/01/15	142,880
18,150	Government National Mortgage Association, April (a)	4.500	TBA	18,569,719
35,200	Government National Mortgage Association, April (a)	5.500	TBA	36,635,491
19,210	Government National Mortgage Association	5.500	05/15/33 to 02/15/39	20,038,915
2,319	Government National Mortgage Association	6.000	01/15/28 to 04/15/29	2,442,067
567	Government National Mortgage Association	6.500	04/15/26 to 12/15/28	605,327
1,139	Government National Mortgage Association	7.000	08/15/22 to 01/15/29	1,221,541
2,118	Government National Mortgage Association	7.500	01/15/17 to 01/15/30	2,275,319
1,389	Government National Mortgage Association	8.000	05/15/16 to 12/15/21	1,494,405
1,192	Government National Mortgage Association	8.500	09/15/16 to 06/15/23	1,289,596
2,306	Government National Mortgage Association	9.000	03/15/10 to 08/15/24	2,491,240
1,280	Government National Mortgage Association	9.500	07/15/09 to 09/15/22	1,404,308
451	Government National Mortgage Association	10.500	01/15/16 to 10/15/19	506,553
54	Government National Mortgage Association	11.000	03/15/10 to 12/15/18	60,628
112	Government National Mortgage Association	11.500	10/15/10 to 02/15/16	124,850
92	Government National Mortgage Association	12.000	11/15/12 to 07/15/15	104,501

Van Kampen U.S. Mortgage Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$26	Government National Mortgage Association	12.250%	02/15/15 to 06/15/15	$30,013
69	Government National Mortgage Association	12.500	07/15/10 to 08/15/15	79,873
33	Government National Mortgage Association	13.000	02/15/11 to 05/15/15	37,483
850	Government National Mortgage Association II	6.000	04/20/29	892,297
6	Government National Mortgage Association II	8.500	02/20/17	6,787
172	Government National Mortgage Association II	10.500	02/20/16 to 05/20/19	191,889
91	Government National Mortgage Association II	11.000	09/20/13 to 08/20/19	101,589
54	Government National Mortgage Association II	11.500	04/20/14 to 07/20/19	61,657
52	Government National Mortgage Association II	12.000	12/20/13 to 12/20/15	59,212
23	Government National Mortgage Association II	12.500	10/20/13 to 08/20/15	26,661

	Total Mortgage Backed Securities 95.0%			753,093,558

	Collateralized Mortgage Obligations 2.6%
5,274	American Home Mortgage Investment Trust (b)(c)	0.962	11/25/45	588,569
2,813	Countrywide Home Loans (c)	0.792	04/25/35	1,129,519
10,555	Downey Savings & Loan Association Mortgage Loan Trust (b)(c)	1.710	08/19/45	1,973,708
1,683	Federal Home Loan Mortgage Corp. (REMIC) (b)(c)(e)	7.544	06/15/31	132,069

Van Kampen U.S. Mortgage Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$1,104	Federal Home Loan Mortgage Corp. (REMIC) (b)(c)(e)	7.994%	03/15/32	$91,482
4,120	Federal Home Loan Mortgage Corp. (STRIPS) (b)(e)	8.000	06/01/31	545,959
4,793	Federal National Mortgage Association (c)	0.722	05/25/35	4,220,391
1,678	Federal National Mortgage Association (REMIC) (b)(e)	6.000	08/25/32	59,893
3,174	Federal National Mortgage Association (STRIPS) (e)	6.500	07/01/36	356,868
720	Federal National Mortgage Association (REMIC) (b)(e)	6.500	02/25/33	64,657
3,323	Federal National Mortgage Association (REMIC) (b)(c)(e)	6.994	02/17/31	277,134
1,595	Federal National Mortgage Association (REMIC)	7.000	09/05/32	1,702,148
2,270	Federal National Mortgage Association (REMIC) (b)(e)	7.000	05/25/33	290,293
1,083	Federal National Mortgage Association (d)	7.500	01/19/39	1,157,874
999	Federal National Mortgage Association (STRIPS) (b)(e)	7.500	01/01/32	145,980
2,141	Federal National Mortgage Association (REMIC) (b)(e)	8.000	09/18/27	312,156
2,093	Federal National Mortgage Association (STRIPS) (b)(e)	8.000	05/01/30	285,071
610	Federal National Mortgage Association (REMIC) (b)(c)(e)	8.078	10/25/29	18,526
3,808	Government National Mortgage Association (b)(c)(e)	7.394	12/16/25	404,408
1,949	Government National Mortgage Association (b)(c)(e)	7.444	05/16/32	175,550

Van Kampen U.S. Mortgage Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$134	Residential Accredit Loans, Inc. (c)	0.792%	02/25/46	$21,648
3,448	Structured Asset Mortgage Investments, Inc. (c)	0.752	05/25/45	1,400,477
245	Washington Mutual Mortgage Pass-Through Certificates (b)(c)	0.582	07/25/46	195,775
265	Washington Mutual Mortgage Pass-Through Certificates (b)(c)	0.782	10/25/45	216,979
1,925	Washington Mutual Mortgage Pass-Through Certificates (c)	0.792	04/25/45	573,782
59	Washington Mutual Mortgage Pass-Through Certificates (c)	0.812	08/25/45	48,541
2,569	Washington Mutual Mortgage Pass-Through Certificates (c)	0.872	12/25/45	686,534
6,825	Washington Mutual Mortgage Pass-Through Certificates (b)(c)	0.872	06/25/46	213,622
5,296	Washington Mutual Mortgage Pass-Through Certificates (c)	0.882	07/25/45	1,647,783
4,093	Washington Mutual Mortgage Pass-Through Certificates (c)	2.803	07/25/46	1,298,877

	Total Collateralized Mortgage Obligations 2.6%			20,236,273

	Adjustable Rate Mortgage Backed Securities 1.9%
3,001	Federal Home Loan Mortgage Corp. (c)	5.798	04/01/37	3,079,938
323	Federal National Mortgage Association (c)	0.694	05/28/35	145,199
923	Federal National Mortgage Association (c)	4.829	07/01/33	943,884
2,772	Federal National Mortgage Association (c)	5.143	06/01/35	2,866,132

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities (continued)			1
$3,430	Federal National Mortgage Association (c)	5.245%	03/01/37	$3,516,271
4,352	Federal National Mortgage Association (c)	5.440	04/01/37	4,503,703

	Total Adjustable Rate Mortgage Backed Securities 1.9%			15,055,127

	Total Long-Term Investments 99.5% (Cost $777,926,966)			$788,384,958

Description	Contracts	Expiration Date	Exercise Price	Value

Purchased Options 0.1%
2-Year EuroDollar Midcurve Call, September, 2009 (Cost $1,081,612)	1,415	09/19/09	97.750	$902,063

Description	Value

Short-Term Investments 34.2%
Repurchase Agreements 22.9%
Banc of America Securities ($9,622,104 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $9,622,131)	$9,622,104
Citigroup Global Markets, Inc. ($96,221,041 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $96,221,389)	96,221,041
Citigroup Global Markets, Inc. ($46,186,100 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $46,186,279)	46,186,100
JPMorgan Chase & Co. ($28,866,313 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $28,866,425)	28,866,313
State Street Bank & Trust Co. ($495,442 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $495,442)	495,442

Total Repurchase Agreements 22.9%	181,391,000

United States Government Agency Obligations 11.3%
Federal Home Loan Bank ($89,100,000 par, yielding 0.010%, 04/01/09 maturity)	89,100,000
United States Treasury Bill ($685,000 par, yielding 0.101%, 05/15/09 maturity) (f)	684,916

Total United States Government Agency Obligations 11.3%	89,784,916

Total Short-Term Investments 34.2% (Cost $271,175,916)	271,175,916

Total Investments 133.8% (Cost $1,050,184,494)	1,060,462,937

Liabilities in Excess of Other Assets (33.8%)	(268,091,826)

Written Options (0.0%)	(114,969)

Net Assets 100.0%	$792,256,142

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Floating Rate Coupon

(d)	Variable Rate Coupon

(e)	IO — Interest Only

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts.
FHA/VA — Federal Housing Administration/Department of Veterans Affairs
REMIC — Real Estate Mortgage Investment Conduits
STRIPS — Separate Trading of Registered Interest and Principal of Securities
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.
Futures contracts outstanding as of March 31, 2009:

		Unrealized
	# of	Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 2-Year Futures, June 2009 (Current Notional Value of $217,891 per contract)	40	$39,670

Short Contracts:
EuroDollar 90-Day Futures, June 2011 (Current Notional Value of $244,588 per contract)	48	(3,896)
EuroDollar 90-Day Futures, September 2011 (Current Notional Value of $244,100 per contract)	48	(3,856)
EuroDollar 90-Day Futures, December 2011 (Current Notional Value of $243,563 per contract)	48	(3,952)
EuroDollar 90-Day Futures, March 2012 (Current Notional Value of $243,213 per contract)	48	(4,080)
U.S. Treasury Notes 10-Year Futures, June 2009 (Current Notional Value of $124,078 per contract)	165	(175,684)
U.S. Treasury Notes 5-Year Futures, June 2009 (Current Notional Value of $118,766 per contract)	13	1,579

Total Short Contracts:	370	(189,889)

Total Futures Contracts	410	$(150,219)

Written options outstanding as of March 31, 2009:

	Exercise	Expiration	# of
Name of Issuer	Price	Date	Contracts	Premium	Value
2-Year EuroDollar Midcurve Call, September 2009	$98.50	09/19/09	1,415	$(175,050)	$(114,969)

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Assets		Liabilities
	Investments in	Other Financial	Other Financial
Valuation Inputs	Securities	Instruments*	Instruments*
Level 1 - Quoted Prices	$902,063	$41,249	$(306,437)
Level 2 - Other Significant Observable Inputs	1,053,569,042	-0-	-0-
Level 3 - Significant Unobservable Inputs	5,991,832	-0-	-0-

Total	$1,060,462,937	$41,249	$(306,437)

*	Other financial instruments include futures and written options.
     Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of 12/31/2008	$4,066,535
Accrued discounts/premiums	-0-
Realized gain/loss	(1,699,792)
Change in unrealized appreciation/depreciation	3,095,733
Net purchases/sales	1,364,698
Net transfers in and/or out of Level 3	(835,342)

Balance as of 3/31/09	$5,991,832

Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	$459,286
Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen U.S. Government Trust
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 19, 2009